Information about financial instruments - Summary of Customers Representing Company's Total Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Accounts receivable	$ 17,277	$ 8,390	$ 13,177	[1]
Credit risk | Customer A | South Korea
Disclosure of major customers [line items]
Percentage of entity's revenue	45.00%	22.00%	0.00%
Accounts receivable	$ 5,209,000	$ 2,680,000	$ 0
Credit risk | Customer B | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	20.00%	27.00%	32.00%
Accounts receivable	$ 4,767,000	$ 1,383,000	$ 5,881,000
Credit risk | Customer C | United States of America
Disclosure of major customers [line items]
Percentage of entity's revenue	18.00%	7.00%	0.00%
Accounts receivable	$ 0	$ 0	$ 0
Credit risk | Customer D | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
Accounts receivable	$ 544,000	$ 1,745,000	$ 1,138,000
Credit risk | Customer E | China
Disclosure of major customers [line items]
Percentage of entity's revenue	0.00%	10.00%	13.00%
Accounts receivable	$ 0	$ 0	$ 1,858,000

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.